Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, Each Representing a 1/25th Interest in a Share of 6.250% Series S Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-276600 filed on January 19, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	6.250% Series S Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock
Fee Rate	0.01381%
Offering Note	No separate consideration will be received by the registrant for shares of the registrant's 6.250% Series S Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, which are issued in connection with this offering.